Expense Example, No Redemption	Feb. 29, 2024 USD ($)
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 516
Expense Example, No Redemption, 3 Years	709
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	1,519
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	1,796
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	774
Invesco California Municipal Fund | Invesco California Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	540
Expense Example, No Redemption, 3 Years	784
Expense Example, No Redemption, 5 Years	1,046
Expense Example, No Redemption, 10 Years	1,796
Invesco California Municipal Fund | Invesco California Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	2,059
Invesco California Municipal Fund | Invesco California Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	296
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	1,143
Invesco California Municipal Fund | Invesco California Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	278
Expense Example, No Redemption, 5 Years	482
Expense Example, No Redemption, 10 Years	1,073
Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	510
Expense Example, No Redemption, 3 Years	717
Expense Example, No Redemption, 5 Years	942
Expense Example, No Redemption, 10 Years	1,586
Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	165
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	937
Expense Example, No Redemption, 10 Years	1,854
Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	404
Expense Example, No Redemption, 10 Years	918
Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	212
Expense Example, No Redemption, 5 Years	373
Expense Example, No Redemption, 10 Years	841
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	575
Expense Example, No Redemption, 3 Years	891
Expense Example, No Redemption, 5 Years	1,229
Expense Example, No Redemption, 10 Years	2,182
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	232
Expense Example, No Redemption, 3 Years	715
Expense Example, No Redemption, 5 Years	1,225
Expense Example, No Redemption, 10 Years	2,437
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	131
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	708
Expense Example, No Redemption, 10 Years	1,556
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	130
Expense Example, No Redemption, 3 Years	406
Expense Example, No Redemption, 5 Years	702
Expense Example, No Redemption, 10 Years	1,545
INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	397
Expense Example, No Redemption, 5 Years	686
Expense Example, No Redemption, 10 Years	1,511
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	335
Expense Example, No Redemption, 3 Years	514
Expense Example, No Redemption, 5 Years	710
Expense Example, No Redemption, 10 Years	1,273
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	1,699
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	61
Expense Example, No Redemption, 3 Years	192
Expense Example, No Redemption, 5 Years	335
Expense Example, No Redemption, 10 Years	750
INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	55
Expense Example, No Redemption, 3 Years	173
Expense Example, No Redemption, 5 Years	302
Expense Example, No Redemption, 10 Years	677
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	343
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	752
Expense Example, No Redemption, 10 Years	1,364
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	171
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	913
Expense Example, No Redemption, 10 Years	1,788
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	218
Expense Example, No Redemption, 5 Years	379
Expense Example, No Redemption, 10 Years	847
Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	199
Expense Example, No Redemption, 5 Years	346
Expense Example, No Redemption, 10 Years	774
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	309
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	571
Expense Example, No Redemption, 10 Years	969
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class A2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	35
Expense Example, No Redemption, 3 Years	109
Expense Example, No Redemption, 5 Years	191
Expense Example, No Redemption, 10 Years	431
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	136
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	1,406
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	35
Expense Example, No Redemption, 3 Years	109
Expense Example, No Redemption, 5 Years	191
Expense Example, No Redemption, 10 Years	431
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	37
Expense Example, No Redemption, 3 Years	116
Expense Example, No Redemption, 5 Years	202
Expense Example, No Redemption, 10 Years	456
Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	29
Expense Example, No Redemption, 3 Years	90
Expense Example, No Redemption, 5 Years	157
Expense Example, No Redemption, 10 Years	356
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	527
Expense Example, No Redemption, 3 Years	742
Expense Example, No Redemption, 5 Years	975
Expense Example, No Redemption, 10 Years	1,642
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	563
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	1,908
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | CLASS Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	1,166
INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	918
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	531
Expense Example, No Redemption, 3 Years	757
Expense Example, No Redemption, 5 Years	1,000
Expense Example, No Redemption, 10 Years	1,697
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	944
Expense Example, No Redemption, 10 Years	1,880
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	1,037
Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	966
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	518
Expense Example, No Redemption, 3 Years	715
Expense Example, No Redemption, 5 Years	928
Expense Example, No Redemption, 10 Years	1,542
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	871
Expense Example, No Redemption, 10 Years	1,726
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	798
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	557
Expense Example, No Redemption, 3 Years	834
Expense Example, No Redemption, 5 Years	1,133
Expense Example, No Redemption, 10 Years	1,980
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	214
Expense Example, No Redemption, 3 Years	661
Expense Example, No Redemption, 5 Years	1,134
Expense Example, No Redemption, 10 Years	2,248
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	113
Expense Example, No Redemption, 3 Years	353
Expense Example, No Redemption, 5 Years	612
Expense Example, No Redemption, 10 Years	1,352
Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	590
Expense Example, No Redemption, 10 Years	1,306
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	340
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	736
Expense Example, No Redemption, 10 Years	1,330
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	168
Expense Example, No Redemption, 3 Years	520
Expense Example, No Redemption, 5 Years	897
Expense Example, No Redemption, 10 Years	1,755
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	738
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	565
Expense Example, No Redemption, 3 Years	861
Expense Example, No Redemption, 5 Years	1,178
Expense Example, No Redemption, 10 Years	2,076
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	212
Expense Example, No Redemption, 3 Years	655
Expense Example, No Redemption, 5 Years	1,124
Expense Example, No Redemption, 10 Years	2,255
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	378
Expense Example, No Redemption, 5 Years	654
Expense Example, No Redemption, 10 Years	1,443
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class R5
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	347
Expense Example, No Redemption, 5 Years	601
Expense Example, No Redemption, 10 Years	1,329
Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	362
Expense Example, No Redemption, 5 Years	628
Expense Example, No Redemption, 10 Years	1,386
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	549
Expense Example, No Redemption, 3 Years	811
Expense Example, No Redemption, 5 Years	1,092
Expense Example, No Redemption, 10 Years	1,894
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	206
Expense Example, No Redemption, 3 Years	637
Expense Example, No Redemption, 5 Years	1,093
Expense Example, No Redemption, 10 Years	2,163
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	105
Expense Example, No Redemption, 3 Years	328
Expense Example, No Redemption, 5 Years	569
Expense Example, No Redemption, 10 Years	1,259
Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	$ 1,201